(9) SECTOR FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Sector Financial Assets And Liabilities [Abstract]
Schedule of sector financial assets and liabilities

The breakdown and changes for the year in the balances of Sector financial asset and liability is as follows:

	As of December 31, 2018			Operating revenue (note 27)		Finance results (note 30)	As of December 31, 2019
	Deferred	Approved	Total	Constitution	Realization	Monetary adjustment	Deferred	Approved	Total
Parcel "A"	1,306,751	592,281	1,899,031	753,571	(1,367,194)	103,815	891,247	497,977	1,389,225
CVA (*)
CDE (**)	208,156	(7,275)	200,881	50,609	(149,085)	16,954	1,277	118,083	119,360
Electric energy cost	586,027	634,599	1,220,626	130,313	(925,376)	49,173	294,291	180,446	474,737
ESS and EER (***)	(562,800)	(450,230)	(1,013,030)	(441,381)	857,459	(45,704)	(341,381)	(301,275)	(642,656)
Proinfa	246	3,129	3,375	43,537	(24,907)	2,236	881	23,361	24,242
Basic network charges	36,256	23,526	59,782	180,488	(55,344)	3,728	180,686	7,967	188,654
Pass-through from Itaipu	1,141,254	465,184	1,606,438	902,954	(1,200,945)	82,886	848,587	542,747	1,391,334
Transmission from Itaipu	31,784	12,439	44,222	37,098	(35,857)	2,575	29,275	18,763	48,038
Neutrality of industry charges	(40,763)	(8,370)	(49,133)	(42,280)	67,696	(971)	9,636	(34,324)	(24,688)
Overcontracting	(93,409)	(80,721)	(174,130)	(107,768)	99,164	(7,062)	(132,005)	(57,791)	(189,796)
Other financial components	(275,550)	(115,325)	(390,875)	(86,443)	97,605	(15,737)	(285,566)	(109,885)	(395,451)

Total	1,031,201	476,956	1,508,156	667,128	(1,269,589)	88,079	605,681	388,092	993,775

Current assets			1,330,981						1,093,588
Noncurrent assets			223,880						2,748
Noncurrent liabilities			(46,703)						(102,561)

	As of December 31, 2017			Operating revenue		Finance income /expense	Receipt	As of December 31, 2018
	Deferred	Approved	Total	Constitution	Realization	Monetary adjustment	Tariff flag (note 25.4)	Deferred	Approved	Total
Parcel "A"	924,943	(235,916)	689,026	1,416,031	656	90,658	(297,340)	1,306,751	592,281	1,899,031
CVA (*)
CDE (**)	(235,901)	(263,520)	(499,422)	352,202	358,731	(10,630)	-	208,156	(7,275)	200,881
Electric energy cost	1,625,759	(18,280)	1,607,479	416,476	(599,527)	93,538	(297,340)	586,027	634,599	1,220,626
ESS and EER (***)	(974,091)	(167,048)	(1,141,139)	(686,829)	878,350	(63,412)	-	(562,800)	(450,230)	(1,013,030)
Proinfa	(610)	(17,961)	(18,572)	8,456	13,411	80	-	246	3,129	3,375
Basic network charges	(20,163)	23,387	3,224	69,335	(16,318)	3,540	-	36,256	23,526	59,782
Pass-through from Itaipu	959,518	125,860	1,085,378	1,222,806	(781,341)	79,596	-	1,141,254	465,184	1,606,438
Transmission from Itaipu	7,802	7,806	15,608	38,876	(11,909)	1,648	-	31,784	12,439	44,222
Neutrality of industry charges	32,566	112,084	144,651	(81,435)	(110,305)	(2,044)	-	(40,763)	(8,370)	(49,133)
Overcontracting	(469,937)	(38,244)	(508,181)	76,143	269,565	(11,657)	-	(93,409)	(80,721)	(174,130)
Other financial components	(193,496)	21,812	(171,685)	(327,883)	119,112	(10,419)	-	(275,550)	(115,325)	(390,875)

Total	731,447	(214,104)	517,341	1,088,148	119,768	80,240	(297,340)	1,031,201	476,956	1,508,156

Current assets			210,834							1,330,981
Noncurrent assets			355,003							223,880
Current liabilities			(40,111)							-
Noncurrent liabilities			(8,385)							(46,703)

(*) Deferred tariff costs and gains variations from Parcel “A” items
(**) Energy Development Account – CDE
(***) System Service Charge (ESS) and Reserve Energy Charge (EER)